Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 5,320,022	$ 760,753	¥ 4,122,659
Short-term deposits	3,112,207	445,040	2,026,245
Restricted cash	120,612	17,247	4,566,477
Short-term investment	124,713	17,834	0
Accounts receivable, net of allowance for doubtful accounts of RMB12,433 and RMB18,623 as of December 31, 2024 and 2025, respectively	246,208	35,207	192,317
Amount due from a related party	21,751	3,110	0
Prepaid expenses and other current assets	791,317	113,157	1,104,172
Total current assets	9,736,830	1,392,348	12,011,870
Long-term deposits	0	0	3,059,860
Long-term restricted cash	0	0	953,285
Right-of-use assets, net	118,799	16,988	252,169
Property and equipment, net	1,420,030	203,062	897,036
Intangible assets, net	240,716	34,422	86,661
Rental deposits	3,585	513	13,280
Long-term investments	1,514,042	216,505	825,533
Other non-current assets	114,384	16,357	110,960
Deferred tax assets	34,614	4,950	36,066
Goodwill	596,299	85,270	136,250
Total assets	13,779,299	1,970,415	18,382,970
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of RMB510,373 and RMB466,625 as of December 31, 2024 and 2025, respectively)	584,557	83,593	615,254
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of RMB394,895 and RMB396,719 as of December 31, 2024 and 2025, respectively)	468,221	66,955	427,702
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB331,384 and RMB299,610 as of December 31, 2024 and 2025, respectively)	848,679	121,359	704,410
Lease liabilities due within one year (including lease liabilities due within one year of the consolidated VIEs without recourse to the Company of RMB20,966 and RMB1,650 as of December 31, 2024 and 2025, respectively)	83,590	11,953	141,971
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB19,694 and RMB6,307 as of December 31, 2024 and 2025, respectively)	44,787	6,404	157,057
Deferred consideration in connection with business acquisitions-current	47,839	6,841	28,027
Short-term borrowings	0	0	2,365,535
Long-term borrowings, current portion	2,118	303	1,938,385
Convertible senior notes-current	0	0	20,191
Total current liabilities	2,079,791	297,408	6,398,532
Deferred consideration in connection with business acquisitions-non current	0	0	65,694
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Company of RMB2,820 and RMB1,567 as of December 31, 2024 and 2025, respectively)	531,996	76,074	241,915
Long-term bank borrowings, non-current portion	3,133	448	0
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Company of RMB6,672 and RMB1,678 as of December 31, 2024 and 2025, respectively)	39,986	5,718	115,105
Other non-current liabilities	39,605	5,663	129,051
Total liabilities	2,694,511	385,311	6,950,297
Commitments and contingencies (Note 20)
Equity
Treasury stock	(561,494)	(80,293)	(325,226)
Additional paid-in capital	4,572,730	653,892	4,925,642
Retained earnings	7,101,552	1,015,508	6,643,721
Accumulated other comprehensive income (loss)	(234,543)	(33,539)	1,055
Non-controlling interest	206,344	29,507	187,271
Total equity	11,084,788	1,585,104	11,432,673
Total liabilities and equity	13,779,299	1,970,415	18,382,970
Class A Common Stock [Member]
Equity
Ordinary shares, value	150	21	161
Class B Common Stock [Member]
Equity
Ordinary shares, value	¥ 49	$ 8	¥ 49